Deferred income tax - Deferred tax liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property, plant and equipment and Intangibles Assets
Deferred tax liabilities
Balances at January 1	$ 287,498	$ 304,726
Increase/(Decrease) of deferred tax liabilities for the year	48,936	37,230
Translation differences and inflation adjustment	109,697	(54,458)
Balances at December 31	446,131	287,498
Tax inflation adjustment
Deferred tax liabilities
Balances at January 1	10,927	13,449
Increase/(Decrease) of deferred tax liabilities for the year	(18,132)	1,822
Translation differences and inflation adjustment	7,696	(4,344)
Balances at December 31	491	10,927
Other liabilities
Deferred tax liabilities
Balances at January 1	16,182	7,106
Increase/(Decrease) of deferred tax liabilities for the year	(8,350)	8,943
Translation differences and inflation adjustment	5,568	133
Balances at December 31	13,400	16,182
Deferred tax liabilities
Deferred tax liabilities
Balances at January 1	314,607	325,281
Increase/(Decrease) of deferred tax liabilities for the year	22,454	47,995
Translation differences and inflation adjustment	122,961	(58,669)
Balances at December 31	$ 460,022	$ 314,607